Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Financial Information Relating to Operations

Segment financial information relating to the Company’s operations was as follows (in thousands):

	Successor		Predecessor
	Three Months Ended March 31, 2013	Period from February 25 through March 31, 2012	Period from January 1 through February 24, 2012
Operating revenue:
Southern California	$11,246	$7,557	$7,759
Northern California	13,338	3,674	11,014
Arizona	21,629	3,788	4,316
Nevada	14,761	3,285	2,481
Colorado	19,879	—	—

Total operating revenue	$80,853	$18,304	$25,570

	Successor		Predecessor
	Three Months Ended March 31, 2013	Period from February 25 through March 31, 2012	Period from January 1 through February 24, 2012
Net (loss) income
Southern California	$(674)	$(986)	$(19,131)
Northern California	1,130	(240)	6,195
Arizona	1,085	(468)	9,928
Nevada	1,069	(472)	(1,738)
Colorado	723	—	—
Corporate	(5,806)	(2,816)	233,243

Net (loss) income	$(2,473)	$(4,982)	$228,497

Segment financial information relating to the Company’s operations was as follows (in thousands):

	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31,
			2011	2010
Operating revenue:
Southern California	$116,619	$7,759	$130,737	$206,241
Northern California	154,684	11,014	54,141	56,095
Arizona	58,714	4,316	20,074	16,595
Nevada	37,307	2,481	21,871	15,767
Colorado	5,436	—	—	—

Total operating revenue	$372,760	$25,570	$226,823	$294,698

	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31,
			2011	2010
(Loss) income before (provision) benefit from income taxes:
Southern California	$3,345	$(19,131)	$(26,406)	$(83,176)
Northern California	16,179	6,195	(6,307)	(41)
Arizona	2,073	9,928	(95,184)	(26,887)
Nevada	(1,146)	(1,738)	(30,500)	(21,449)
Colorado	130	—	—	—
Corporate	(27,431)	233,243	(34,491)	(4,314)

(Loss) income before (provision) benefit from income taxes	$(6,850)	$228,497	$(192,888)	$(135,867)

Pretax Inventory Impairment Charges Included In (Loss) Income Before (Provision) Benefit From Income Taxes

(Loss) income before (provision) benefit from income taxes includes the following pretax inventory impairment charges recorded in the following segments (in thousands):

	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Southern California	$—	$—	$17,962	$70,801
Northern California	—	—	2,074	3,103
Arizona	—	—	87,607	22,409
Nevada	—	—	20,671	15,547
Colorado	—	—	—	—

Total impairment loss on real estate assets	$—	$—	$128,314	$111,860

Consists Of Write-Off Of Land Option Deposits And Pre-Acquisition Costs

	Successor	Predecessor
	December 31,
	2012	2011
Homebuilding assets:
Southern California	$195,688	$182,781
Northern California	31,293	105,298
Arizona	173,847	129,920
Nevada	51,141	42,183
Colorado	37,668	—
Corporate(1)	91,510	36,769

Total homebuilding assets	$581,147	$496,951

(1)	Comprised primarily of cash and cash equivalents, receivables, deferred loan costs, and other assets.

Consists of Write-Off of Land Option Deposits and Pre-acquisition Costs

	Successor
	March 31, 2013	December 31, 2012
Homebuilding assets:
Southern California	$205,145	$195,688
Northern California	33,579	31,293
Arizona	180,684	173,847
Nevada	56,407	51,141
Colorado	35,760	37,668
Corporate(1)	87,331	91,510

Total homebuilding assets	$598,906	$581,147

(1)	Comprised primarily of cash and cash equivalents, receivables, deferred loan costs, and other assets.